UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2016 – September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

September 30, 2016

JNL/PPM America Strategic Income Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.7%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a)	$433,723	$453,783
4.95%, 01/15/23	199,779	217,259
3.20%, 06/15/28	404,000	414,140
American Express Credit Account Master Trust
1.26%, 06/15/17	200,000	200,402
1.43%, 11/15/17	1,500,000	1,506,563
American Tower Trust I, 3.07%, 03/15/23 (a)	810,000	843,708
Ascentium Equipment Receivables LLC, 2.26%, 06/10/21 (a)	41,000	41,436
Ascentium Equipment Receivables Trust REMIC
1.75%, 11/13/18 (a)	108,000	108,630
1.92%, 12/10/19 (a)	100,000	100,686
Aventura Mall Trust REMIC, 3.74%, 12/05/20 (a) (b)	352,000	378,228
BA Credit Card Trust, 0.85%, 01/16/18 (b)	250,000	250,449
Banc of America Commercial Mortgage Trust REMIC, 5.94%, 07/10/17 (b)	296,061	302,042
Banc of America Re-Remic Trust REMIC, 3.49%, 04/16/25 (a)	189,000	197,600
Capital One Multi-Asset Execution Trust
0.97%, 04/15/19 (b)	457,000	459,798
1.34%, 06/17/19	550,000	551,277
CarMax Auto Owner Trust
1.24%, 02/15/18	967,000	968,405
1.05%, 04/15/19 (b)	222,970	223,139
Chase Issuance Trust
0.79%, 05/15/17 (b)	1,000,000	1,000,935
1.59%, 02/15/18	400,000	402,390
CNH Equipment Trust REMIC, 1.37%, 12/17/18	396,000	396,652
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	526,680
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	226,742	242,614
Dell Equipment Finance Trust
2.03%, 01/22/19 (a)	100,000	100,620
1.30%, 03/23/20 (a)	112,000	112,074
1.81%, 03/23/20 (a)	82,000	82,195
Ford Credit Floorplan Master Owner Trust, 1.20%, 02/15/17	1,000,000	1,000,603
GM Financial Automobile Leasing Trust, 1.62%, 09/20/19	316,000	317,637
John Deere Owner Trust, 1.25%, 07/15/19	263,000	263,403
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.88%, 04/12/17 (b)	337,978	342,795
Mercedes-Benz Master Owner Trust, 1.10%, 05/15/18 (a) (b)	325,000	326,009
Nissan Auto Receivables Owner Trust, 0.74%, 04/16/18 (b)	627,000	627,020
Verizon Owner Trust, 1.42%, 01/20/21 (a)	317,000	317,717
Total Non-U.S. Government Agency Asset- Backed Securities (cost $13,152,324)		13,276,889
CORPORATE BONDS AND NOTES - 70.7%
CONSUMER DISCRETIONARY - 13.1%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (a)	222,000	180,375
Beazer Homes USA Inc., 8.75%, 03/15/22 (a)	127,000	133,985
Beazer Homes USA, Inc., 5.75%, 06/15/19	358,000	372,320
Boyd Gaming Corp., 6.88%, 05/15/23	207,000	224,680
CCO Holdings LLC, 5.88%, 05/01/27 (a)	300,000	319,500
Charter Communications Operating LLC
6.38%, 10/23/35 (a)	301,000	355,139
6.83%, 10/23/55 (a)	255,000	307,298
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (a) (c)	114,675	43,003
Churchill Downs Inc., 5.38%, 12/15/21 (a)	264,000	274,560
Comcast Corp.
3.38%, 08/15/25	163,000	175,268
3.40%, 07/15/46	260,000	252,841
CSC Holdings LLC, 5.50%, 04/15/27 (a)	200,000	204,500
DISH DBS Corp.
5.88%, 07/15/22	375,000	386,250
5.00%, 03/15/23	194,000	188,665
7.75%, 07/01/26 (a)	266,000	282,625
General Motors Co.
3.50%, 10/02/18	500,000	514,029
5.00%, 04/01/35	350,000	362,911
Gibson Brands Inc., 8.88%, 08/01/18 (a)	211,000	157,195
GLP Capital LP, 5.38%, 04/15/26	154,000	165,550
Gray Television Inc.
5.13%, 10/15/24 (a)	100,000	98,125
5.88%, 07/15/26 (a)	112,000	112,840
Grupo Televisa SAB, 6.13%, 01/31/46	217,000	238,481
Home Depot Inc., 2.13%, 09/15/26	349,000	343,295
International Game Technology Plc, 5.63%, 02/15/20 (a)	200,000	212,250
KB Home
4.75%, 05/15/19	253,000	258,376
7.50%, 09/15/22	250,000	271,250
KFC Holding Co.
5.00%, 06/01/24 (a)	100,000	104,500
5.25%, 06/01/26 (a)	100,000	105,750
Landry’s Holdings II Inc., 10.25%, 01/01/18 (a)	150,000	153,180
Landry’s Inc.
9.38%, 05/01/20 (a)	145,000	152,098
6.75%, 10/15/24 (d) (e)	192,000	195,360
Live Nation Entertainment Inc., 5.38%, 06/15/22 (a)	100,000	103,250
MGM Resorts International, 6.75%, 10/01/20	1,000,000	1,120,000
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (d) (e)	386,000	386,482
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (a) (f)	318,000	339,465
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (a) (c)	201,000	158,790
New Cotai LLC, 10.63%, 05/01/19 (a) (c)	475,000	261,250
Newell Rubbermaid Inc.
3.85%, 04/01/23 (g)	186,000	198,050
4.20%, 04/01/26 (g)	100,000	108,976
5.38%, 04/01/36 (g)	127,000	149,341
5.50%, 04/01/46 (g)	132,000	160,519
Numericable Group SA, 5.38%, 05/15/22 (a), EUR	375,000	434,949
Numericable-SFR SA, 7.38%, 05/01/26 (a)	268,000	273,947
PVH Corp., 4.50%, 12/15/22	700,000	729,750
Sally Holdings LLC, 5.63%, 12/01/25	100,000	107,625
Schaeffler Holding Finance BV
3.25%, 05/15/19 (a), EUR	148,000	168,917
5.75%, 11/15/21 (a), EUR	74,400	91,200
3.50%, 05/15/22 (a), EUR	222,000	256,867
Schaeffler Verwaltung Zwei GmbH, 4.75%, 09/15/26 (a) (c)	200,000	201,000
Scientific Games International Inc., 7.00%, 01/01/22 (a)	245,000	259,088
Sirius XM Radio Inc., 6.00%, 07/15/24 (a)	367,000	391,314
Starz LLC, 5.00%, 09/15/19	500,000	507,250
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (a)	129,000	132,870
Tenneco Inc.
5.38%, 12/15/24	107,000	112,350

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
5.00%, 07/15/26	381,000	386,239
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	132,640
Wave Holdco LLC, 8.25%, 07/15/19 (a) (c)	156,159	156,940
WideOpenWest Finance LLC, 10.25%, 07/15/19	350,000	367,937
		14,843,205
CONSUMER STAPLES - 3.4%
Altria Group Inc.
2.63%, 09/16/26	121,000	122,409
3.88%, 09/16/46	134,000	139,489
Archer-Daniels-Midland Co., 2.50%, 08/11/26	226,000	225,422
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (a) (c)	457,000	466,140
Dr. Pepper Snapple Group Inc., 2.55%, 09/15/26	173,000	172,375
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (a)	161,000	158,585
JBS Investments GmbH, 7.25%, 04/03/24 (a)	311,000	316,443
Kraft Heinz Foods Co.
3.95%, 07/15/25	241,000	260,895
5.00%, 07/15/35	144,000	166,614
5.20%, 07/15/45	137,000	162,416
4.38%, 06/01/46	432,000	458,250
NBTY Inc., 7.63%, 05/15/21 (a)	119,000	121,656
Post Holdings Inc., 5.00%, 08/15/26 (a)	274,000	272,630
Reynolds American Inc.
4.45%, 06/12/25	193,000	215,454
5.70%, 08/15/35	128,000	158,502
Tyson Foods Inc.
4.88%, 08/15/34	101,000	111,995
5.15%, 08/15/44	100,000	118,064
US Foods Inc., 5.88%, 06/15/24 (a)	247,000	256,880
		3,904,219
ENERGY - 9.3%
Antero Midstream Partners LP, 5.38%, 09/15/24 (a)	100,000	101,250
Antero Resources Corp., 5.13%, 12/01/22	79,000	79,593
Antero Resources Finance Corp., 5.38%, 11/01/21	421,000	426,262
Calumet Specialty Products Partners LP, 11.50%, 01/15/21 (a)	567,000	649,215
Carrizo Oil & Gas Inc., 6.25%, 04/15/23	100,000	99,000
Chaparral Energy Inc., 0.00%, 11/15/22 (h) (i)	500,000	336,250
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)	186,000	188,325
Chevron Corp.
2.10%, 05/16/21	550,000	559,134
2.95%, 05/16/26	370,000	382,562
CITGO Holding Inc., 10.75%, 02/15/20 (a)	441,000	442,102
Columbia Pipeline Group Inc.
3.30%, 06/01/20	117,000	121,271
4.50%, 06/01/25	100,000	108,676
5.80%, 06/01/45	100,000	118,938
Concho Resources Inc., 5.50%, 04/01/23	318,000	327,937
Continental Resources Inc., 4.50%, 04/15/23	295,000	283,200
DCP Midstream LLC, 5.85%, 05/21/43 (a) (b)	336,000	278,880
Denbury Resources Inc.
5.50%, 05/01/22	275,000	197,313
4.63%, 07/15/23	275,000	182,875
Energy Transfer Partners LP
4.90%, 03/15/35	145,000	134,087
5.15%, 03/15/45	119,000	110,471
6.13%, 12/15/45	250,000	260,571
EnLink Midstream Partners LP, 4.15%, 06/01/25	167,000	159,957
EnQuest Plc, 7.00%, 04/15/22 (a)	700,000	364,000
EP Energy LLC, 6.38%, 06/15/23	237,000	141,015
Halcon Resources Corp.
8.63%, 02/01/20 (a)	100,000	100,500
12.00%, 02/15/22 (a)	44,000	44,000
Ithaca Energy Inc., 8.13%, 07/01/19 (d) (e)	232,000	211,120
Jupiter Resources Inc., 8.50%, 10/01/22 (a)	150,000	126,000
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	114,319
MPLX LP, 5.50%, 02/15/23	250,000	258,332
Oneok Inc., 7.50%, 09/01/23	193,000	216,160
Petrobras Global Finance BV, 4.38%, 05/20/23	275,000	245,988
Quicksilver Resources Inc.
0.00%, 08/15/19 (h) (i)	291,000	8,730
0.00%, 07/01/21 (d) (h) (i)	2,309,000	69,270
Regency Energy Partners LP
5.88%, 03/01/22	442,000	487,242
5.00%, 10/01/22	151,000	159,386
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	32,000	34,400
5.88%, 06/30/26 (a)	428,000	465,182
5.00%, 03/15/27 (d) (e)	510,000	522,750
Shell International Finance BV, 4.00%, 05/10/46	285,000	292,340
SM Energy Co., 6.75%, 09/15/26	315,000	318,150
Spectra Energy Partners LP, 3.50%, 03/15/25	158,000	159,924
Tesoro Logistics LP, 6.38%, 05/01/24	100,000	107,250
Transocean Inc., 9.00%, 07/15/23 (a)	525,000	510,562
		10,504,489
FINANCIALS - 18.4%
ABN AMRO Bank NV, 2.45%, 06/04/20 (a)	250,000	255,138
AerCap Ireland Capital Ltd., 4.63%, 10/30/20	175,000	183,750
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (a)	350,000	468,564
Ally Financial Inc., 5.75%, 11/20/25	440,000	460,350
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	1,017,000	1,089,088
4.90%, 02/01/46	435,000	521,716
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (f)	205,000	213,477
6.30%, (callable at 100 beginning 03/10/26) (f)	317,000	344,341
6.50%, (callable at 100 beginning 10/23/24) (f)	156,000	168,968
3.30%, 01/11/23	253,000	262,298
4.20%, 08/26/24	463,000	489,595
4.00%, 01/22/25	64,000	66,365
Barclays Bank Plc, 7.63%, 11/21/22	250,000	277,750
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20) (f) (j), EUR	400,000	449,342
8.25%, (callable at 100 beginning 12/15/18) (f) (j)	450,000	449,438
BMW US Capital LLC, 2.00%, 04/11/21 (a)	785,000	793,832
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (f)	450,000	465,750
6.13%, (callable at 100 beginning 11/15/20) (f)	164,000	170,560
6.25%, (callable at 100 beginning 08/15/26) (f)	245,000	263,911
CME Group Inc., 3.00%, 03/15/25	300,000	315,017
Credit Suisse AG, 6.50%, 08/08/23 (a)	744,000	806,310
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (f)	490,000	498,453
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26 (a)	194,000	203,819

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Daimler Finance North America LLC, 2.25%, 03/02/20 (a)	400,000	406,018
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	100,000	106,250
5.45%, 06/15/23 (a)	305,000	326,663
7.13%, 06/15/24 (a)	108,000	118,779
6.02%, 06/15/26 (a)	283,000	310,429
8.35%, 07/15/46 (a)	217,000	259,944
Double Eagle Acquisition Sub Inc., 7.50%, 10/01/24 (d) (e)	131,000	133,293
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	416,000	449,445
General Electric Capital Corp., 6.75%, 03/15/32	200,000	281,530
General Motors Financial Co. Inc., 4.20%, 03/01/21	254,000	267,317
Goldman Sachs Group Inc.
4.25%, 10/21/25	436,000	459,112
6.75%, 10/01/37	225,000	287,039
5.15%, 05/22/45	134,000	146,478
HSBC Holdings Plc, 6.87%, (callable at 100 beginning 06/01/21) (f) (j)	550,000	576,125
HSBC USA Inc., 2.35%, 03/05/20	250,000	252,185
International Lease Finance Corp.
7.13%, 09/01/18 (a)	500,000	545,625
4.63%, 04/15/21	206,000	215,785
Invesco Finance Plc, 3.13%, 11/30/22	370,000	383,989
Janus Capital Group Inc., 4.88%, 08/01/25	101,000	108,306
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	350,000	354,813
2.95%, 10/01/26	440,000	441,525
Liberty Mutual Group Inc., 4.85%, 08/01/44 (a)	111,000	115,900
Mexico City Airport Trust, 4.25%, 10/31/26 (d) (e)	200,000	200,500
Morgan Stanley
4.88%, 11/01/22	400,000	441,224
4.10%, 05/22/23	330,000	349,054
3.88%, 04/29/24	175,000	187,256
4.00%, 07/23/25	165,000	177,537
3.13%, 07/27/26	375,000	378,740
4.35%, 09/08/26	202,000	215,775
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (b)	313,000	317,795
Nexstar Escrow Corp., 5.63%, 08/01/24 (a)	100,000	100,750
Prudential Financial Inc., 5.87%, 09/15/42 (b)	155,000	171,004
Rivers Pittsburgh Borrower LP, 6.13%, 08/15/21 (a)	115,000	118,738
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	382,000	400,553
6.00%, 12/19/23	147,000	153,276
Stena AB, 7.00%, 02/01/24 (a)	233,000	192,225
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	292,938
US Bancorp, 3.10%, 04/27/26	152,000	157,115
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (f)	212,000	230,020
2.10%, 07/26/21	300,000	298,995
4.48%, 01/16/24	128,000	140,120
Ziggo Bond Finance BV, 6.00%, 01/15/27 (a)	550,000	545,875
		20,833,872
HEALTH CARE - 5.8%
AbbVie Inc.
2.90%, 11/06/22	184,000	188,729
4.70%, 05/14/45	123,000	132,771
Actavis Funding SCS
3.85%, 06/15/24	192,000	204,181
4.75%, 03/15/45	257,000	281,702
Aetna Inc., 2.40%, 06/15/21	375,000	379,650
Becton Dickinson and Co., 3.73%, 12/15/24	100,000	108,510
Capsugel SA, 7.00%, 05/15/19 (a) (c)	216,000	216,540
Centene Corp.
4.75%, 05/15/22	206,000	212,695
6.13%, 02/15/24	184,000	199,640
Concordia Healthcare Corp., 7.00%, 04/15/23 (a)	100,000	64,000
Express Scripts Holding Co., 4.80%, 07/15/46	114,000	118,769
Gilead Sciences Inc.
2.95%, 03/01/27	142,000	143,591
4.80%, 04/01/44	110,000	123,060
4.50%, 02/01/45	152,000	162,721
4.15%, 03/01/47	174,000	178,829
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,085,000
HCA Inc., 3.75%, 03/15/19	312,000	321,750
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	362,000
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	331,307
Mylan NV, 3.15%, 06/15/21 (a)	265,000	269,994
Tenet Healthcare Corp.
5.00%, 03/01/19	421,000	413,632
8.13%, 04/01/22	137,000	137,000
6.75%, 06/15/23	149,000	138,570
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (a)	295,000	255,007
6.13%, 04/15/25 (a)	91,000	78,374
WellCare Health Plans Inc., 5.75%, 11/15/20	398,000	410,935
		6,518,957
INDUSTRIALS - 4.8%
Aircastle Ltd.
4.63%, 12/15/18	110,000	114,675
5.00%, 04/01/23	100,000	104,500
Allison Transmission Inc., 5.00%, 10/01/24 (a)	183,000	187,191
Bombardier Inc.
5.50%, 09/15/18 (a)	138,000	140,070
4.75%, 04/15/19 (a)	379,000	368,577
6.13%, 01/15/23 (a)	197,000	174,838
7.50%, 03/15/25 (a)	222,000	204,240
CNH Industrial NV, 4.50%, 08/15/23	531,000	536,310
Dematic SA, 7.75%, 12/15/20 (a)	227,000	236,647
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (a)	198,000	202,950
9.75%, 05/01/20 (a)	203,000	184,222
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (f)	1,439,000	1,530,233
International Lease Finance Corp., 5.88%, 04/01/19	500,000	535,625
Masco Corp., 3.50%, 04/01/21	131,000	135,585
Siemens Financieringsmaatschappij NV, 2.35%, 10/15/26 (a)	550,000	543,557
US Airways Group Inc., 6.13%, 06/01/18	225,000	234,000
		5,433,220
INFORMATION TECHNOLOGY - 3.0%
IMS Health Inc., 5.00%, 10/15/26 (a)	200,000	208,000
Microsoft Corp.
3.45%, 08/08/36	375,000	382,536
3.70%, 08/08/46	240,000	243,106
3.95%, 08/08/56	320,000	324,115
NXP BV, 4.13%, 06/01/21 (a)	400,000	428,500
Oracle Corp.
2.40%, 09/15/23	375,000	378,134
3.85%, 07/15/36	205,000	213,312
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (a)	262,000	170,300

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Visa Inc.
2.80%, 12/14/22	165,000	172,990
4.15%, 12/14/35	150,000	170,136
4.30%, 12/14/45	288,000	333,724
Western Digital Corp., 10.50%, 04/01/24 (a)	287,000	333,279
		3,358,132
MATERIALS - 4.6%
Anglo American Plc, 3.63%, 05/14/20 (a)	181,000	181,000
Ardagh Packaging Finance Plc
3.85%, 12/15/19 (a) (b)	350,000	354,830
4.63%, 05/15/23 (a)	250,000	251,562
7.25%, 05/15/24 (a)	363,000	387,502
Barrick Gold Corp., 4.10%, 05/01/23	67,000	72,478
Cemex Finance LLC
9.38%, 10/12/22 (a)	750,000	823,125
6.00%, 04/01/24 (a)	200,000	205,000
Crown Americas LLC, 4.50%, 01/15/23	195,000	203,044
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (a)	100,000	116,000
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23	33,000	29,865
4.55%, 11/14/24	440,000	398,750
5.40%, 11/14/34	666,000	552,780
5.45%, 03/15/43	77,000	62,370
Methanex Corp., 5.65%, 12/01/44	112,000	97,188
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)	100,000	108,000
PSPC Escrow Corp., 6.00%, 02/01/23 (a), EUR	325,000	341,484
Rain CII Carbon LLC, 8.25%, 01/15/21 (a)	350,000	341,250
Samarco Mineracao SA, 4.13%, 11/01/22 (a)	110,000	38,500
Sealed Air Corp., 4.88%, 12/01/22 (a)	121,000	127,050
Teck Resources Ltd., 3.75%, 02/01/23	176,000	161,260
Trinseo Materials Operating SCA, 6.38%, 05/01/22 (a), EUR	300,000	353,857
		5,206,895
REAL ESTATE - 0.9%
American Tower Corp., 3.38%, 10/15/26	255,000	258,625
AvalonBay Communities Inc., 2.90%, 10/15/26	125,000	124,491
Crown Castle International Corp., 2.25%, 09/01/21	137,000	136,899
Prologis International Funding II, 4.88%, 02/15/20 (a)	440,000	470,614
		990,629
TELECOMMUNICATION SERVICES - 3.8%
Frontier Communications Corp.
7.13%, 03/15/19	350,000	375,375
11.00%, 09/15/25	115,000	119,888
Hughes Satellite Systems Corp., 6.50%, 06/15/19	180,000	196,875
SES Global Americas Holdings GP, 5.30%, 03/25/44 (a)	248,000	236,208
Sprint Capital Corp., 6.90%, 05/01/19	350,000	362,250
Sprint Corp., 7.13%, 06/15/24	106,000	103,350
Sprint Nextel Corp., 7.00%, 03/01/20 (a)	350,000	377,125
T-Mobile USA Inc.
6.00%, 03/01/23	185,000	197,637
6.50%, 01/15/26	130,000	143,975
Verizon Communications Inc.
4.27%, 01/15/36	577,000	602,404
4.86%, 08/21/46	125,000	140,364
5.01%, 08/21/54	304,000	336,614
4.67%, 03/15/55	145,000	152,530
Virgin Media Secured Finance Plc, 5.13%, 01/15/25 (a), GBP	500,000	664,273
Wind Acquisition Finance SA, 4.00%, 07/15/20 (a), EUR	250,000	283,998
		4,292,866
UTILITIES - 3.6%
AES Corp., 5.50%, 04/15/25	275,000	283,250
Enel SpA, 8.75%, 09/24/73 (b) (d) (e)	395,000	461,656
Entergy Corp., 2.95%, 09/01/26	494,000	494,208
Exelon Corp., 5.10%, 06/15/45	161,000	187,252
FirstEnergy Corp.
4.25%, 03/15/23 (g)	162,000	171,861
7.38%, 11/15/31	125,000	162,526
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	187,000	209,415
GenOn Energy Inc., 9.50%, 10/15/18	250,000	197,500
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	133,080
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275,000	304,050
2.95%, 04/01/25	350,000	363,896
Pacific Gas & Electric Co., 4.30%, 03/15/45	221,000	248,527
Southern Co.
3.25%, 07/01/26	225,000	233,191
4.40%, 07/01/46	225,000	243,407
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	257,531
Talen Energy Corp., 6.50%, 06/01/25	81,000	65,003
Wisconsin Energy Corp., 3.55%, 06/15/25	100,000	107,415
		4,123,768
Total Corporate Bonds and Notes (cost $78,054,537)		80,010,252
VARIABLE RATE SENIOR LOAN INTERESTS - 6.3% (b)
CONSUMER DISCRETIONARY - 1.5%
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	402,856	402,352
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	82,793	83,082
Charter Communications Operating LLC Term Loan I, 3.50%, 01/24/23	49,875	50,173
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (k)	390,000	413,400
McGraw-Hill Global Education Holdings LLC Term Loan B, 5.00%, 05/02/22	200,000	201,050
MGM Growth Properties Operating Partnership LP Term Loan B, 4.00%, 04/15/23	89,775	90,533
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	99,738	99,852
UFC Holdings LLC 1st Lien Term Loan, 8.50%, 07/22/23	200,000	201,626
UFC Holdings LLC 2nd Lien Term Loan, 8.50%, 07/26/24	100,000	101,250
		1,643,318
CONSUMER STAPLES - 0.2%
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	94,430	95,512
Pinnacle Foods Finance LLC Term Loan I, 3.27%, 07/27/23	91,540	92,204
		187,716
ENERGY - 1.7%
Arch Coal Inc. Term Loan B, 0.00%, 05/14/18 (d) (h) (i)	483,737	369,251
Chesapeake Energy Corp. Term Loan, 8.50%, 08/25/21	518,000	543,413
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	191,973	194,073

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	199,486	99,244
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	99,746	68,725
EFS Cogen Holdings I LLC Term Loan B, 5.25%, 06/30/23	80,000	80,740
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 12/19/16	248,749	250,490
EP Energy LLC Term Loan, 9.75%, 06/30/21 (k)	100,000	98,125
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	89,132	76,654
Seventy Seven Operating LLC Term Loan B, 0.00%, 06/25/20 (d) (h) (i)	98,000	84,464
		1,865,179
HEALTH CARE - 0.4%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.27%, 02/16/23	39,800	40,049
Valeant Pharmaceuticals International Inc. Term Loan B, 5.50%, 03/13/22	465,242	466,452
		506,501
INDUSTRIALS - 0.9%
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	400,000	403,500
Harbor Freight Tools USA Inc. Term Loan B, 4.00%, 08/15/23	512,000	514,478
Prime Security Services Borrower LLC Incremental Term Loan B-1, 4.75%, 04/21/22	131,000	132,187
		1,050,165
INFORMATION TECHNOLOGY - 0.2%
Western Digital Corp. Term Loan B-1, 4.50%, 04/29/23	235,200	237,406

MATERIALS - 0.5%
FMG Resources (August 2006) Pty Ltd. Term Loan B, 3.75%, 06/30/19	297,625	297,217
GCP Applied Technologies Inc. Term Loan B, 4.00%, 02/03/22	119,700	120,897
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	200,000	201,500
		619,614
TELECOMMUNICATION SERVICES - 0.2%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	274,313	274,598

UTILITIES - 0.5%
Dynegy Inc. Incremental Term Loan C, 5.00%, 06/15/23	300,000	302,175
Texas Competitive Electric Holdings Co. LLC DIP Term Loan B, 5.00%, 10/31/17	248,258	250,030
Texas Competitive Electric Holdings Co. LLC DIP Term Loan C, 5.00%, 10/31/17	56,620	57,025
		609,230
REAL ESTATE - 0.2%
ESH Hospitality Inc. Term Loan B, 3.75%, 08/15/23	176,000	177,163
Total Variable Rate Senior Loan Interests (cost $7,159,185)		7,170,890
GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
GOVERNMENT SECURITIES - 1.4%
Municipals - 0.3%
Port Authority of New York & New Jersey, 4.46%, 10/01/62	320,000	368,240
U.S. Treasury Securities - 1.1%
U.S. Treasury Note, 1.63%, 05/31/23	1,200,000	1,217,626
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.0%
Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
4.00%, 11/01/40 - 02/01/46	623,903	670,790
3.00%, 11/15/46, TBA (l)	28,000	29,036
		699,826
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
3.00%, 05/01/30 - 05/01/43	380,251	397,515
2.50%, 11/15/31, TBA (l)	569,000	588,315
4.00%, 03/01/42 - 04/01/45	431,670	465,205
4.50%, 12/01/43 - 08/01/44	355,041	389,193
3.50%, 11/01/45 - 12/01/45	1,204,505	1,270,817
3.00%, 11/15/46, TBA (l)	135,000	140,034
		3,251,079
Government National Mortgage Association - 1.5%
Government National Mortgage Association
5.00%, 01/20/43	470,386	512,004
3.00%, 07/20/45	353,248	370,602
3.50%, 10/15/46, TBA (l)	408,000	433,372
3.00%, 11/15/46, TBA (l)	321,000	335,639
		1,651,617
Total Government and Agency Obligations (cost $7,049,630)		7,188,388
PREFERRED STOCKS - 0.5%
ENERGY - 0.3%
NuStar Logistics LP, 7.62%, (callable at 25 beginning 01/15/18)	13,000	332,150
FINANCIALS - 0.2%
State Street Corp., 5.35%, (callable at 100 beginning 03/15/26) (f)	8,000	214,480
Total Preferred Stocks (cost $525,000)		546,630
INVESTMENT COMPANIES - 0.4%
PIMCO Dynamic Credit Income Fund	1,500	30,585
SPDR Barclays High Yield Bond ETF	10,300	378,216
Total Investment Companies (cost $377,116)		408,801
SHORT TERM INVESTMENTS - 3.0%
Investment Company - 3.0%
JNL Money Market Fund, 0.24% (m) (n)	3,347,540	3,347,540
Total Short Term Investments (cost $3,347,540)		3,347,540
Total Investments - 99.0% (cost $109,665,332)		111,949,390
Other Assets and Liabilities, Net - 1.0%		1,143,621
Total Net Assets - 100.0%		$113,093,011

†                      Par amounts are listed in United States Dollars unless otherwise noted.

(a)              The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Company’s Board of Managers (“Board”).  As of September 30, 2016, the aggregate value of these liquid securities was $31,111,641 which represented 27.5% of net assets.

(b)              Variable rate securities. Rate stated was in effect as of September 30, 2016.

(c)               Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

See accompanying Notes to Schedules of Investments.

(d)              The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(e)               Security is restricted to resale to institutional investors.  See Restricted Securities in the Notes to Schedule of Investments.

(f)                Perpetual security.

(g)               The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)              Security is in default relating to principal, dividends and/or interest.

(i)                  Non-income producing security.

(j)                 Convertible security.

(k)              Security fair valued in good faith in accordance with the procedures approved by the  Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedule of Investments.

(l)                  All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2016 the total cost of investments purchased on a delayed delivery basis was $1,521,508.

(m)          Investment in affiliate.

(n)              Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2016

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security

ETF — Exchange Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

SPDR — Standard & Poor’s Depository Receipt

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 (“1933 Act”), as amended, or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

Double Eagle Acquisition Sub Inc., 7.50%, 10/01/24	09/29/2016	$131,000	$133,293	0.1%
Enel SpA, 8.75%, 09/24/73	09/18/2013	391,935	461,656	0.4
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	232,000	211,120	0.2
Landry’s Inc., 6.75%, 10/15/24	09/20/2016	193,749	195,360	0.2
Mexico City Airport Trust, 4.25%, 10/31/26	09/20/2016	198,019	200,500	0.2
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24	09/29/2016	383,186	386,482	0.3
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	09/19/2016	510,000	522,750	0.5
		$2,039,889	$2,111,161	1.9%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation/ (Depreciation)
Euro FX Currency Future	December 2016	(1)	$199
U.S. Treasury Long Bond Future	December 2016	(1)	717
U.S. Treasury Note Future, 10-Year	December 2016	(45)	(18,534)
U.S. Treasury Note Future, 2-Year	December 2016	(9)	(3,529)
U.S. Treasury Note Future, 5-Year	December 2016	(12)	(7,119)
Ultra Long Term U.S. Treasury Bond Future	December 2016	(26)	22,447
			$(5,819)

Security Valuation - Under the JNL Strategic Income Fund LLC’s (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2016

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2016

The following table summarizes the Fund’s investments in securities and other financial instruments as of September 30, 2016 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$13,276,889	$—	$13,276,889
Corporate Bonds and Notes	—	80,010,252	—	80,010,252
Variable Rate Senior Loan Interests	—	6,659,365	511,525	7,170,890
Government and Agency Obligations	—	7,188,388	—	7,188,388
Preferred Stocks	546,630	—	—	546,630
Investment Companies	408,801	—	—	408,801
Short Term Investments	3,347,540	—	—	3,347,540
Fund Total	$4,302,971	$107,134,894	$511,525	$111,949,390

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$23,363	$—	$—	$23,363

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(29,182)	$—	$—	$(29,182)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2016.

Investments in Affiliates - During the period ended September 30, 2016, the Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  The Fund’s investment in JNL Money Market Fund on December 31, 2015 and September 30, 2016 was $4,227,506 and $3,347,540, respectively.  During the period ended September 30, 2016, dividend income received from this investment was $9,191, and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters - Under the Investment Company Act of 1940, as amended, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Fund’s policies regarding valuation of investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2016

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.